Borrowings and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current	R$ 2,245,960	R$ 1,830,617
Noncurrent	16,712,711	15,893,219
Total	18,958,671	17,723,836	R$ 17,258,624	R$ 13,244,709
Local currency
IfrsStatementLineItems [Line Items]
Current	1,933,373	1,471,500
Noncurrent	14,249,540	12,956,183
Total	16,182,913	14,427,683	13,710,762	6,885,911
Local currency | Twelfth Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	45,450	45,450
Noncurrent	67,681	113,049
Total	113,131	158,499
Local currency | 14th issue debentures
IfrsStatementLineItems [Line Items]
Current	0	25,388
Noncurrent	0	0
Total	0	25,388
Local currency | 17th issue debentures
IfrsStatementLineItems [Line Items]
Current	144,632	102,252
Noncurrent	0	101,982
Total	144,632	204,234
Local currency | 18th issue debentures
IfrsStatementLineItems [Line Items]
Current	49,937	48,479
Noncurrent	45,649	92,677
Total	95,586	141,156
Local currency | 21th issue debentures
IfrsStatementLineItems [Line Items]
Current	0	174,849
Noncurrent	0	0
Total	0	174,849
Local currency | 22th issue debentures
IfrsStatementLineItems [Line Items]
Current	199,901	200,000
Noncurrent	326,433	508,530
Total	526,334	708,530
Local currency | 23th issue debentures
IfrsStatementLineItems [Line Items]
Current	0	0
Noncurrent	864,910	864,776
Total	864,910	864,776
Local currency | 24th issue debentures
IfrsStatementLineItems [Line Items]
Current	0	0
Noncurrent	488,478	461,350
Total	488,478	461,350
Local currency | Twenty Six Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	0	0
Noncurrent	1,239,645	1,168,317
Total	1,239,645	1,168,317
Local currency | Twenty Seven Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	299,614	0
Noncurrent	698,339	997,433
Total	997,953	997,433
Local currency | Twenty Eight Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	0	0
Noncurrent	1,197,756	1,197,395
Total	1,197,756	1,197,395
Local currency | Twenty Nine Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	0	0
Noncurrent	1,275,295	1,230,602
Total	1,275,295	1,230,602
Local currency | Thirty Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	0	0
Noncurrent	998,110	0
Total	998,110	0
Local currency | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Current	99,767	98,784
Noncurrent	1,422,145	1,380,170
Total	1,521,912	1,478,954
Local currency | Brazilian Development Bank - BNDES PAC [Member]
IfrsStatementLineItems [Line Items]
Current	6,736	13,394
Noncurrent	0	6,665
Total	6,736	20,059
Local currency | Brazilian Development Bank - BNDES PAC II 9751 [Member]
IfrsStatementLineItems [Line Items]
Current	7,214	7,161
Noncurrent	23,344	30,308
Total	30,558	37,469
Local currency | Brazilian Development Bank - BNDES PAC II 9752 [Member]
IfrsStatementLineItems [Line Items]
Current	4,887	4,851
Noncurrent	15,884	20,619
Total	20,771	25,470
Local currency | Brazilian Development Bank - BNDES ONDA LIMPA [Member]
IfrsStatementLineItems [Line Items]
Current	26,949	26,751
Noncurrent	33,617	60,089
Total	60,566	86,840
Local currency | Brazilian Development Bank - BNDES TIET III [Member]
IfrsStatementLineItems [Line Items]
Current	154,437	117,593
Noncurrent	656,264	617,251
Total	810,701	734,844
Local currency | Brazilian Development Bank B N D E S T 2015 [Member]
IfrsStatementLineItems [Line Items]
Current	33,807	33,558
Noncurrent	390,127	420,685
Total	423,934	454,243
Local currency | Brazilian Development Bank - BNDES 2014 [Member]
IfrsStatementLineItems [Line Items]
Current	6,572	6,524
Noncurrent	16,525	22,874
Total	23,097	29,398
Local currency | Inter-American Development Bank - BID 2202 [Member]
IfrsStatementLineItems [Line Items]
Current	181,349	181,349
Noncurrent	2,164,009	2,344,403
Total	2,345,358	2,525,752
Local currency | Profit for the year - change in the equity [Member]
IfrsStatementLineItems [Line Items]
Current	37,340	34,800
Noncurrent	853,725	890,400
Total	891,065	925,200
Local currency | Inter American Development Bank B I D I N V E S T 2022 [Member]
IfrsStatementLineItems [Line Items]
Current	14,100	0
Noncurrent	452,085	0
Total	466,185	0
Local currency | International Finance Corporation I F C [Member]
IfrsStatementLineItems [Line Items]
Current	80,000	0
Noncurrent	670,996	0
Total	750,996	0
Local currency | Leases (Concession Agreements, Program Contracts and Contract Assets) [Member]
IfrsStatementLineItems [Line Items]
Current	44,453	36,640
Noncurrent	313,391	360,671
Total	357,844	397,311	428,743	459,671
Local currency | Leases (Others) [Member]
IfrsStatementLineItems [Line Items]
Current	72,109	69,306
Noncurrent	29,265	56,663
Total	101,374	125,969	45,876	74,453
Local currency | Others [Member]
IfrsStatementLineItems [Line Items]
Current	6,241	4,790
Noncurrent	5,867	9,274
Total	12,108	14,064
Local currency | Interest and charges [Member]
IfrsStatementLineItems [Line Items]
Current	417,878	239,581
Noncurrent	0	0
Total	417,878	239,581
Foreign currency
IfrsStatementLineItems [Line Items]
Current	312,587	359,117
Noncurrent	2,463,171	2,937,036
Total	2,775,758	3,296,153	R$ 3,547,862	R$ 6,358,798
Foreign currency | Interest and charges [Member]
IfrsStatementLineItems [Line Items]
Current	17,487	18,091
Noncurrent	0	0
Total	17,487	18,091
Foreign currency | Inter-American Development Bank - BID 1212 [Member]
IfrsStatementLineItems [Line Items]
Current	53,628	57,357
Noncurrent	107,256	172,071
Total	160,884	229,428
Foreign currency | Inter American Development Bank B I D 12121 [Member]
IfrsStatementLineItems [Line Items]
Current	0	0
Noncurrent	367,441	155,192
Total	367,441	155,192
Foreign currency | International Bank of Reconstruction and Development - BIRD [Member]
IfrsStatementLineItems [Line Items]
Current	31,722	33,927
Noncurrent	365,648	386,328
Total	397,370	420,255
Foreign currency | JICA 15 [Member]
IfrsStatementLineItems [Line Items]
Current	45,602	55,858
Noncurrent	273,610	391,008
Total	319,212	446,866
Foreign currency | J I C A 18 [Member]
IfrsStatementLineItems [Line Items]
Current	41,001	50,223
Noncurrent	245,865	351,398
Total	286,866	401,621
Foreign currency | JICA 17 [Member]
IfrsStatementLineItems [Line Items]
Current	11,424	12,833
Noncurrent	136,227	165,900
Total	147,651	178,733
Foreign currency | JICA 19 [Member]
IfrsStatementLineItems [Line Items]
Current	71,761	87,901
Noncurrent	967,124	1,272,803
Total	1,038,885	1,360,704
Foreign currency | B I D 1983 A B 2 [Member]
IfrsStatementLineItems [Line Items]
Current	39,962	42,927
Noncurrent	0	42,336
Total	R$ 39,962	R$ 85,263